Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000108850 | LongState Street Institutional U.S. Government Money Market FundFR_7839989D1_4.815445_2030-12-31
Holdings [Line Items]
Percent of Total Investments	6.00%
C000108850 | LongMicrosoft Corp.FR_594918104
Holdings [Line Items]
Percent of Total Investments	5.00%
C000108850 | LongAmazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.50%
C000108850 | LongApple, Inc.FR_037833100
Holdings [Line Items]
Percent of Total Investments	4.00%
C000108850 | LongMeta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.70%
C000108850 | LongNVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Total Investments	3.60%
C000108850 | LongAlphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Total Investments	3.20%
C000108850 | LongSalesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Total Investments	2.70%
C000108850 | LongFanatics Holdings, Inc.FR_943EHVII6
Holdings [Line Items]
Percent of Total Investments	2.60%
C000108850 | LongMcDonald's Corp.FR_580135101
Holdings [Line Items]
Percent of Total Investments	2.50%
C000108850 | ShortMoelis & Co.FR_60786M105
Holdings [Line Items]
Percent of Total Investments	(0.60%)
C000108850 | ShortInterpublic Group of Cos., Inc.FR_460690100
Holdings [Line Items]
Percent of Total Investments	(0.60%)
C000108850 | ShortCarMax, Inc.FR_143130102
Holdings [Line Items]
Percent of Total Investments	(0.60%)
C000108850 | ShortLamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108850 | ShortT. Rowe Price Group, Inc.FR_74144T108
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108850 | ShortDollar General Corp.FR_256677105
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108850 | ShortWW Grainger, Inc.FR_384802104
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108850 | ShortSamsara, Inc.FR_79589L106
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108850 | ShortJ.M. Smucker Co.FR_832696405
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108850 | ShortFactSet Research Systems, Inc.FR_303075105
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108850 | Asset Other LineLong
Holdings [Line Items]
Percent of Net Long Exposure	13.80%
Percent of Net Short Exposure	0.00%
C000108850 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	88.30%
Percent of Net Short Exposure	(11.50%)
C000108850 | Investment Companies
Holdings [Line Items]
Percent of Net Long Exposure	5.20%
Percent of Net Short Exposure	0.00%
C000108850 | Master Limited Partnerships and Limited Partnerships
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
Percent of Net Short Exposure	0.00%
C000108850 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
Percent of Net Short Exposure	0.00%
C000108850 | Convertible Bonds
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000108850 | Loan Assignments
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	0.00%
C000108850 | Corporate Bonds
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	0.00%
C000108851 | LongState Street Institutional U.S. Government Money Market FundFR_7839989D1_4.815445_2030-12-31
Holdings [Line Items]
Percent of Total Investments	6.00%
C000108851 | LongMicrosoft Corp.FR_594918104
Holdings [Line Items]
Percent of Total Investments	5.00%
C000108851 | LongAmazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.50%
C000108851 | LongApple, Inc.FR_037833100
Holdings [Line Items]
Percent of Total Investments	4.00%
C000108851 | LongMeta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.70%
C000108851 | LongNVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Total Investments	3.60%
C000108851 | LongAlphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Total Investments	3.20%
C000108851 | LongSalesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Total Investments	2.70%
C000108851 | LongFanatics Holdings, Inc.FR_943EHVII6
Holdings [Line Items]
Percent of Total Investments	2.60%
C000108851 | LongMcDonald's Corp.FR_580135101
Holdings [Line Items]
Percent of Total Investments	2.50%
C000108851 | ShortMoelis & Co.FR_60786M105
Holdings [Line Items]
Percent of Total Investments	(0.60%)
C000108851 | ShortInterpublic Group of Cos., Inc.FR_460690100
Holdings [Line Items]
Percent of Total Investments	(0.60%)
C000108851 | ShortCarMax, Inc.FR_143130102
Holdings [Line Items]
Percent of Total Investments	(0.60%)
C000108851 | ShortLamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108851 | ShortT. Rowe Price Group, Inc.FR_74144T108
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108851 | ShortDollar General Corp.FR_256677105
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108851 | ShortWW Grainger, Inc.FR_384802104
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108851 | ShortSamsara, Inc.FR_79589L106
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108851 | ShortJ.M. Smucker Co.FR_832696405
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108851 | ShortFactSet Research Systems, Inc.FR_303075105
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108851 | Asset Other LineLong
Holdings [Line Items]
Percent of Net Long Exposure	13.80%
Percent of Net Short Exposure	0.00%
C000108851 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	88.30%
Percent of Net Short Exposure	(11.50%)
C000108851 | Investment Companies
Holdings [Line Items]
Percent of Net Long Exposure	5.20%
Percent of Net Short Exposure	0.00%
C000108851 | Master Limited Partnerships and Limited Partnerships
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
Percent of Net Short Exposure	0.00%
C000108851 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
Percent of Net Short Exposure	0.00%
C000108851 | Convertible Bonds
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000108851 | Loan Assignments
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	0.00%
C000108851 | Corporate Bonds
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	0.00%
C000108852 | LongState Street Institutional U.S. Government Money Market FundFR_7839989D1_4.815445_2030-12-31
Holdings [Line Items]
Percent of Total Investments	6.00%
C000108852 | LongMicrosoft Corp.FR_594918104
Holdings [Line Items]
Percent of Total Investments	5.00%
C000108852 | LongAmazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.50%
C000108852 | LongApple, Inc.FR_037833100
Holdings [Line Items]
Percent of Total Investments	4.00%
C000108852 | LongMeta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.70%
C000108852 | LongNVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Total Investments	3.60%
C000108852 | LongAlphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Total Investments	3.20%
C000108852 | LongSalesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Total Investments	2.70%
C000108852 | LongFanatics Holdings, Inc.FR_943EHVII6
Holdings [Line Items]
Percent of Total Investments	2.60%
C000108852 | LongMcDonald's Corp.FR_580135101
Holdings [Line Items]
Percent of Total Investments	2.50%
C000108852 | ShortMoelis & Co.FR_60786M105
Holdings [Line Items]
Percent of Total Investments	(0.60%)
C000108852 | ShortInterpublic Group of Cos., Inc.FR_460690100
Holdings [Line Items]
Percent of Total Investments	(0.60%)
C000108852 | ShortCarMax, Inc.FR_143130102
Holdings [Line Items]
Percent of Total Investments	(0.60%)
C000108852 | ShortLamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108852 | ShortT. Rowe Price Group, Inc.FR_74144T108
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108852 | ShortDollar General Corp.FR_256677105
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108852 | ShortWW Grainger, Inc.FR_384802104
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108852 | ShortSamsara, Inc.FR_79589L106
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108852 | ShortJ.M. Smucker Co.FR_832696405
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108852 | ShortFactSet Research Systems, Inc.FR_303075105
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108852 | Asset Other LineLong
Holdings [Line Items]
Percent of Net Long Exposure	13.80%
Percent of Net Short Exposure	0.00%
C000108852 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	88.30%
Percent of Net Short Exposure	(11.50%)
C000108852 | Investment Companies
Holdings [Line Items]
Percent of Net Long Exposure	5.20%
Percent of Net Short Exposure	0.00%
C000108852 | Master Limited Partnerships and Limited Partnerships
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
Percent of Net Short Exposure	0.00%
C000108852 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
Percent of Net Short Exposure	0.00%
C000108852 | Convertible Bonds
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000108852 | Loan Assignments
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	0.00%
C000108852 | Corporate Bonds
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	0.00%